RISK MANAGEMENT - maximum exposure to credit risk (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Maximum exposure	$ 212,922,513	$ 202,991,372
Allowance for loans, advances and lease losses	(10,929,395)	(10,235,831)	$ (8,223,103)	$ (6,621,911)
Allowance for loans, advances and lease losses	(11,077,725)	(10,363,490)
Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	198,721,451	190,853,563
Allowance for loans, advances and lease losses	(2,130,787)	(1,872,529)
Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	8,771,093	6,814,839
Allowance for loans, advances and lease losses	(1,552,470)	(1,246,444)
Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	5,429,969	5,322,970
Allowance for loans, advances and lease losses	(7,394,468)	(7,244,517)
Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	549,836	894,001
Net exposure	549,773	893,905
Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,228,423	1,639,949
Net exposure	1,228,423	1,639,949
Consumer
Disclosure Of Risk Management [Line Items]
Allowance for loans, advances and lease losses	(3,445,818)	(2,892,891)	$ (2,291,829)	$ (1,791,123)
Loans and Advances
Disclosure Of Risk Management [Line Items]
Maximum exposure	182,282,743	173,819,116
Loans and Advances | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	159,769,601	153,894,099
Loans and Advances | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	10,000,338	7,712,055
Loans and Advances | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	12,512,804	12,212,962
Loans and Advances | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	92,768,553	94,600,648
Loans and Advances | Commercial Loans [member] | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	80,068,756	83,632,770
Loans and Advances | Commercial Loans [member] | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	4,763,023	3,214,860
Loans and Advances | Commercial Loans [member] | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	7,936,774	7,753,018
Loans and Advances | Consumer
Disclosure Of Risk Management [Line Items]
Maximum exposure	39,700,670	31,993,381
Loans and Advances | Consumer | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	35,957,631	28,666,461
Loans and Advances | Consumer | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,969,289	1,758,162
Loans and Advances | Consumer | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,773,750	1,568,758
Loans and Advances | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	23,983,283	22,870,685
Loans and Advances | Mortgages [member] | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	21,584,674	20,280,416
Loans and Advances | Mortgages [member] | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,340,380	1,513,063
Loans and Advances | Mortgages [member] | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,058,229	1,077,206
Loans and Advances | Small Business Loan [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,279,408	1,156,198
Loans and Advances | Small Business Loan [member] | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,088,656	958,491
Loans and Advances | Small Business Loan [member] | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	70,219	80,805
Loans and Advances | Small Business Loan [member] | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	120,533	116,902
Loans and Advances | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	24,550,829	23,198,204
Loans and Advances | Financial Leases [member] | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	21,069,884	20,355,961
Loans and Advances | Financial Leases [member] | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,857,427	1,145,165
Loans and Advances | Financial Leases [member] | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,623,518	1,697,078
Off Balance Sheet Exposures [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	41,717,495	39,535,746
Off Balance Sheet Exposures [Member] | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	41,082,637	38,831,993
Off Balance Sheet Exposures [Member] | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	323,225	349,228
Off Balance Sheet Exposures [Member] | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	311,633	354,525
Off Balance Sheet Exposures [Member] | Financial guarantee contracts [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	5,190,537	5,661,661
Off Balance Sheet Exposures [Member] | Financial guarantee contracts [member] | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	5,176,418	5,641,482
Off Balance Sheet Exposures [Member] | Financial guarantee contracts [member] | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	13,603	18,340
Off Balance Sheet Exposures [Member] | Financial guarantee contracts [member] | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	516	1,839
Off Balance Sheet Exposures [Member] | Loan commitments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	36,526,958	33,874,085
Off Balance Sheet Exposures [Member] | Loan commitments [member] | Stage One
Disclosure Of Risk Management [Line Items]
Maximum exposure	35,906,219	33,190,511
Off Balance Sheet Exposures [Member] | Loan commitments [member] | Stage Two
Disclosure Of Risk Management [Line Items]
Maximum exposure	309,622	330,888
Off Balance Sheet Exposures [Member] | Loan commitments [member] | Stage Three
Disclosure Of Risk Management [Line Items]
Maximum exposure	311,117	352,686
Other Financial Instrument [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	17,392,393	18,279,480
Collateral	(974,499)	(2,352,373)
Net exposure	16,417,894	15,927,108
Other Financial Instrument [Member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	15,614,134	15,745,530
Collateral	(974,436)	(2,352,276)
Net exposure	14,639,698	13,393,254
Other Financial Instrument [Member] | Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	549,836	894,001
Collateral	(63)	(97)
Net exposure	549,773	893,905
Other Financial Instrument [Member] | Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,228,423	1,639,949
Net exposure	$ 1,228,423	$ 1,639,949